FINANCIAL INSTRUMENTS - Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Derivative Assets
Other current assets	[1]	$ 1,146	$ 3,344
Other non-current assets	[1]	82	180
Total assets at fair value	[1]	1,228	3,524
Derivative Liabilities
Other current liabilities		(3,509)	(7,568)
Other non-current liabilities		(725)	(607)
Total liabilities at fair value		(4,234)	(8,175)
Level 1
Derivative Assets
Other current assets	[1]	0	0
Other non-current assets	[1]	0	0
Total assets at fair value	[1]	0	0
Derivative Liabilities
Other current liabilities		0	0
Other non-current liabilities		0	0
Total liabilities at fair value		0	0
Level 2
Derivative Assets
Other current assets	[1]	1,146	3,344
Other non-current assets	[1]	82	180
Total assets at fair value	[1]	1,228	3,524
Derivative Liabilities
Other current liabilities		(3,509)	(7,568)
Other non-current liabilities		(725)	(607)
Total liabilities at fair value		(4,234)	(8,175)
Level 3
Derivative Assets
Other current assets	[1]	0	0
Other non-current assets	[1]	0	0
Total assets at fair value	[1]	0	0
Derivative Liabilities
Other current liabilities		0	0
Other non-current liabilities		0	0
Total liabilities at fair value		$ 0	$ 0

[1]	We are exposed to credit risk on our hedging instruments associated with potential counterparty non-performance, and the fair value of our derivatives reflects this credit risk. The total level 2 assets at fair value above represent the maximum loss that we would incur on our outstanding hedges if the applicable counterparties failed to perform according to the hedge contracts. To help mitigate counterparty credit risk, we transact only with counterparties that are rated as investment grade or higher and monitor all counterparties on a continuous basis.